PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Land	$352,812	$352,607
Process units, pipelines and equipment	3,414,372	3,013,801
Buildings and leasehold improvements	51,915	50,711
Computers, furniture and fixtures	110,968	82,120
Construction in progress	172,270	307,659
	4,102,337	3,806,898
Less—Accumulated depreciation	(623,124)	(478,128)
	$3,479,213	$3,328,770

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $146,978, $116,629 and $94,781, respectively. The Company capitalized $7,156 and $8,452 in interest during 2017 and 2016, respectively, in connection with construction in progress.